INTANGIBLE ASSETS (Narrative) (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Year one	$ 279
Year two	279
Year three	279
Year four	279
Year five	$ 279